Share-Based Compensation - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to unvested share-based compensation arrangements	$ 1.2		$ 1.2		$ 1.5
Unrecognized compensation cost, period for recognition			1 year 7 months 6 days		1 year 6 months
Share-based compensation expense	$ 0.3	$ 0.2	$ 0.8	$ 1.0	$ 1.3	$ 2.3	$ 2.8
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Repurchased shares, shares					112,698	204,486	147,108
Repurchased shares, value					$ 0.1	$ 0.4	$ 0.5
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vesting period			1 year
Restricted Stock Units [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vesting period			3 years
Restricted Stock Units [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vesting period			5 years